Miscellaneous, Net (Tables)	3 Months Ended
Mar. 31, 2015
Other Income and Expenses [Abstract]
Summary of Miscellaneous, Net

	Three Months Ended March 31,
	2015	2014
Costs associated with the sale of receivables	$1.5	$1.6
Strategic review costs	0.9	—

Other expense, net	$2.4	$1.6